Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Buildings	102,864	111,875	17,957
Plant and machinery	118,923	124,410	19,969
Motor vehicles	5,953	4,959	796
Furniture, fixtures and computer equipment	45,588	45,529	7,308
Construction-in-progress	10,919	41,003	6,581

	284,247	327,776	52,611
Less: Accumulated depreciation	(86,194)	(103,531)	(16,617)

Total property, plant and equipment	198,053	224,245	35,994